Investments - Narrative, Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 46.7	$ 48.7
Cost or Amortized Cost	43.4	46.7
Fixed maturity securities available-for-sale, unrealized gains	3.3	$ 2.2
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities		2.00%
Number of individual securities comprising total gross unrealized losses | security		30
State, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fair Value	3.2	$ 3.2
Cost or Amortized Cost	3.1	3.0
Fixed maturity securities available-for-sale, unrealized gains	0.1	0.2
Pre-refunded bonds | State, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 1.5	$ 1.5
Municipal revenue bonds | Credit concentration | Investment portfolio | State, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Concentration percentage	84.00%	83.00%
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities on deposit with various governmental authorities	$ 0.9	$ 0.9
Individual U. S. states | Credit concentration | Investment portfolio | State, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Concentration percentage	3.00%	3.00%
Europe | Corporate fixed maturity and equity securities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 6.0	$ 6.5
Fixed maturity securities available-for-sale, unrealized gains	$ 0.3	$ 0.1
Europe | Credit concentration | Investment portfolio | Corporate fixed maturity and equity securities, financial sector
Debt Securities, Available-for-sale [Line Items]
Concentration percentage		11.00%
United Kingdom | Credit concentration | Investment portfolio | Corporate fixed maturity and equity securities
Debt Securities, Available-for-sale [Line Items]
Concentration percentage	11.00%	15.00%